Inventories, Net (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Inventories [Line Items]
Total Inventories	$ 22,121	$ 27,467	$ 400,543
Gift card (or E-voucher) [Member]
Schedule of Inventories [Line Items]
Total Inventories	14,431	27,467	378,710
Nutrition products [Member]
Schedule of Inventories [Line Items]
Total Inventories	$ 7,690		$ 13,450